UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09293

Davis Variable Account Fund, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       January 1, 2003 - June 30, 2003


ITEM 1.  REPORTS TO STOCKHOLDERS

SEMI-ANNUAL REPORT


                       JUNE 30, 2003


                       DAVIS VALUE PORTFOLIO
                       (PORTFOLIO OF DAVIS VARIABLE ACCOUNT FUND, INC.)












                       [DAVIS FUNDS LOGO]

                                TABLE OF CONTENTS




Management's Discussion and Analysis......................................2


Schedule of Investments...................................................4


Statement of Assets and Liabilities.......................................7


Statement of Operations...................................................8


Statements of Changes in Net Assets.......................................9


Notes to Financial Statements............................................10


Financial Highlights.....................................................13


Directors and Officers...................................................14

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the six months ended June 30, 2003, the stock market, as measured by the Standard & Poor's 500(R) Index, returned 11.76%.(1) This performance reflected a vigorous rally over the last three months. In the first three months, stock prices were depressed by investor apprehension about geopolitical tensions and generally glum economic news. Although the U.S. military campaign in Iraq was brief and successful, economic uncertainty remained. Consumer spending stayed strong, but the job market deteriorated. The broad economy registered anemic growth. In March the market increased, and it continued in a positive trend through the end of June.

DAVIS VALUE PORTFOLIO

PERFORMANCE OVERVIEW

The Davis Value Portfolio returned 11.59% for the six-month period ended June 30, 2003(2), compared with a return of 11.76% for the Standard & Poor's 500(R) Index.(1) The Portfolio's investment strategy is to seek out growing companies that can be purchased at value prices and held for the long-term.

The Portfolio's largest sector weightings were in banks and savings & loans and financial services. The Portfolio's financial services holdings outperformed the S&P 500(R) Index, but the Portfolio's banks and savings & loan holdings underperformed the S&P 500(R) Index. The Portfolio's cash position reduced relative performance during the strong bull market.

The principal holdings contributing to performance were: Progressive Corporation(3), a property/casualty insurance company, American Express, a financial services company, and Costco, a retailing company. The Portfolio held substantial positions in all three companies and all three did well over the six-month period, Progressive Corporation increased by 47.41%, American Express by 18.55% and Costco by 30.43%.

The principal detractors from performance were: Kraft Foods, Safeway, and American International Group. Kraft Foods, a food & restaurants company, decreased by 15.55%, Safeway, a retailing company, decreased by 12.41% and American International Group, a multi-line insurance company, decreased by 4.45%.

TOP 10 HOLDINGS AS OF JUNE 30, 2003                % OF NET ASSETS
-----------------------------------                ---------------
American Express Co.                                    7.82%
Altria Group, Inc.                                      6.06%
American International Group, Inc.                      5.54%
Citigroup Inc.                                          4.27%
Berkshire Hathaway Inc., Class A                        4.13%
Wells Fargo & Co.                                       3.96%
Sealed Air Corp.                                        3.82%
Costco Wholesale Corp.                                  3.73%
HSBC Holdings PLC                                       3.57%
Progressive Corp. (Ohio)                                3.55%

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about risks, charges and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk,
(2) company risk; (3) headline risk; and (4) selection risk. See the prospectus for a full description of each risk.

(1) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly into the index.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended June 30, 2003.

-------------------------------- ----------------- -------------------
                                                   INCEPTION
PORTFOLIO NAME                   1 YEAR            (July 1, 1999)
-------------------------------- ----------------- -------------------
Davis Value Portfolio              3.86%               (1.55%)
-------------------------------- ----------------- -------------------

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Portfolio's holdings of each company discussed.

Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (Unaudited)


                                                                                                     VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (93.34%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (15.36%)
       335,100    Bank One Corp. ..............................................................  $  12,459,018
       138,700    Golden West Financial Corp. .................................................     11,097,387
     1,078,827    HSBC Holdings PLC............................................................     12,767,669
       119,700    Lloyds TSB Group PLC, ADR....................................................      3,472,497
        24,300    State Street Corp. ..........................................................        957,420
       281,400    Wells Fargo & Co. ...........................................................     14,182,560
                                                                                                 -------------
                                                                                                    54,936,551
                                                                                                 -------------
   BUILDING MATERIALS - (1.39%)
        70,700    Martin Marietta Materials, Inc. .............................................      2,376,227
        70,300    Vulcan Materials Co. ........................................................      2,606,021
                                                                                                 -------------
                                                                                                     4,982,248
                                                                                                 -------------
   BUSINESS SERVICES - (1.06%)
        92,600    D&B Corp.*...................................................................      3,805,860
                                                                                                 -------------
   CONSUMER PRODUCTS - (6.06%)
       477,200    Altria Group, Inc. ..........................................................     21,683,968
                                                                                                 -------------
   DIVERSIFIED MANUFACTURING - (4.56%)
       122,100    Dover Corp. .................................................................      3,658,116
       666,858    Tyco International Ltd. .....................................................     12,656,965
                                                                                                 -------------
                                                                                                    16,315,081
                                                                                                 -------------
   ELECTRONICS - (0.77%)
       618,800    Agere Systems Inc., Class A*.................................................      1,441,804
        82,200    Applied Materials, Inc.*.....................................................      1,303,692
                                                                                                 -------------
                                                                                                     2,745,496
                                                                                                 -------------
   ENERGY - (5.68%)
       156,471    ConocoPhillips...............................................................      8,574,611
       141,600    Devon Energy Corp. ..........................................................      7,561,440
       100,000    EOG Resources, Inc. .........................................................      4,184,000
                                                                                                 -------------
                                                                                                    20,320,051
                                                                                                 -------------
   FINANCIAL SERVICES - (15.44%)
       669,500    American Express Co. ........................................................     27,991,795
       357,033    Citigroup Inc. ..............................................................     15,281,012
       143,100    Loews Corp. .................................................................      6,767,199
        86,200    Moody's Corp. ...............................................................      4,543,602
        69,200    Providian Financial Corp.*...................................................        640,792
                                                                                                 -------------
                                                                                                    55,224,400
                                                                                                 -------------
   FOOD/BEVERAGE & RESTAURANT - (3.25%)
       129,500    Diageo PLC, ADR..............................................................      5,666,920
        49,700    Hershey Foods Corp. .........................................................      3,462,102
        76,100    Kraft Foods Inc., Class A....................................................      2,477,055
                                                                                                 -------------
                                                                                                    11,606,077
                                                                                                 -------------

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - Continued
JUNE 30, 2003 (Unaudited)


                                                                                                     VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - CONTINUED

   HOTELS & MOTELS - (0.81%)
        75,300    Marriott International, Inc., Class A........................................  $   2,893,026
                                                                                                 -------------
   INDUSTRIAL - (3.82%)
       286,800    Sealed Air Corp.*............................................................     13,668,888
                                                                                                 -------------
   INSURANCE BROKERS - (1.08%)
       161,000    Aon Corp. ...................................................................      3,876,880
                                                                                                 -------------
INVESTMENT FIRMS - (1.64%)
        63,800    Janus Capital Group Inc. ....................................................      1,046,320
       113,100    Morgan Stanley...............................................................      4,835,025
                                                                                                 -------------
                                                                                                     5,881,345
                                                                                                 -------------
   LIFE INSURANCE - (0.63%)
        50,300    Principal Financial Group, Inc. .............................................      1,622,175
        30,700    Sun Life Financial Services of Canada Inc. ..................................        637,689
                                                                                                 -------------
                                                                                                     2,259,864
                                                                                                 -------------
   MEDIA - (0.37%)
        33,100    WPP Group PLC, ADR...........................................................      1,325,655
                                                                                                 -------------
   MULTI-LINE INSURANCE - (5.54%)
       358,937    American International Group, Inc. ..........................................     19,806,144
                                                                                                 -------------
   PHARMACEUTICAL AND HEALTH CARE - (3.41%)
        89,100    Eli Lilly and Co. ...........................................................      6,145,227
        32,600    Merck & Co., Inc. ...........................................................      1,973,930
       119,660    Pfizer Inc. .................................................................      4,086,389
                                                                                                 -------------
                                                                                                    12,205,546
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (8.37%)
           204    Berkshire Hathaway Inc., Class A*............................................     14,790,000
            42    Berkshire Hathaway Inc., Class B*............................................        102,060
        22,200    Chubb Corp. .................................................................      1,332,000
         1,700    Markel Corp.*................................................................        435,200
       173,700    Progressive Corp. (Ohio).....................................................     12,697,470
        12,414    Travelers Property Casualty Corp., Class A...................................        197,383
        25,505    Travelers Property Casualty Corp., Class B...................................        402,214
                                                                                                 -------------
                                                                                                    29,956,327
                                                                                                 -------------
   PUBLISHING - (0.79%)
        36,900    Gannett Co., Inc. ...........................................................      2,834,289
                                                                                                 -------------
   REAL ESTATE - (1.96%)
         5,600    Avalonbay Communities, Inc. .................................................        238,784
       110,400    Centerpoint Properties Trust.................................................      6,762,000
                                                                                                 -------------
                                                                                                     7,000,784
                                                                                                 -------------
   REINSURANCE - (1.67%)
        86,450    Transatlantic Holdings, Inc. ................................................      5,978,017
                                                                                                 -------------

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - Continued
JUNE 30, 2003 (Unaudited)


SHARES/                                                                                              VALUE
PRINCIPAL                                        SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - CONTINUED

   RETAILING - (5.38%)
       364,700    Costco Wholesale Corp.*...................................................... $   13,346,196
       101,900    RadioShack Corp. ............................................................      2,680,989
       157,400    Safeway Inc.*................................................................      3,220,404
                                                                                                --------------
                                                                                                    19,247,589
                                                                                                --------------
   TECHNOLOGY - (3.22%)
       100,500    BMC Software, Inc.*..........................................................      1,641,165
        87,800    Lexmark International, Inc.*.................................................      6,213,606
       142,600    Microsoft Corp. .............................................................      3,652,699
                                                                                                --------------
                                                                                                    11,507,470
                                                                                                --------------
   TRANSPORTATION - (1.08%)
        60,600    United Parcel Service, Inc., Class B.........................................      3,860,220
                                                                                                --------------

                      Total Common Stock - (identified cost $336,931,664)......................    333,921,776
                                                                                                --------------

SHORT TERM INVESTMENTS - (6.65%)

$    7,775,000    Banc of America Securities, LLC Joint Repurchase Agreement, 1.27%,
                     07/01/03, dated 06/30/03, repurchase value of $7,775,274
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $7,930,500)............................................      7,775,000
     9,933,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.27%,
                     07/01/03, dated 06/30/03, repurchase value of $9,933,350
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $10,131,660)...........................................      9,933,000
     6,070,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.18%,
                     07/01/03, dated 06/30/03, repurchase value of $6,070,199
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $6,191,400)............................................      6,070,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $23,778,000)........     23,778,000
                                                                                                --------------

                  Total Investments - (99.99%) - (identified cost $360,709,664) - (a)..........    357,699,776
                  Other Assets Less Liabilities - (0.01%)......................................         37,590
                                                                                                --------------
                      Net Assets - (100%)...................................................... $  357,737,366
                                                                                                ==============
*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $361,737,624. At June 30,
2003 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation...................................................... $   27,549,454
                  Unrealized depreciation......................................................    (31,587,302)
                                                                                                --------------
                        Net unrealized depreciation............................................ $   (4,037,848)
                                                                                                ==============
SEE NOTES TO FINANCIAL STATEMENTS


DAVIS VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003 (Unaudited)

================================================================================

ASSETS:
   Investments in securities, at value
     * (see accompanying Schedule of Investments)....................................................      $   357,699,776
   Cash..............................................................................................               10,957
   Receivables:
     Dividends and interest..........................................................................              443,249
     Capital stock sold..............................................................................              347,861
   Prepaid expenses..................................................................................                2,300
                                                                                                           ---------------
          Total assets...............................................................................          358,504,143
                                                                                                           ---------------
LIABILITIES:
   Payables:
     Capital stock reacquired........................................................................                1,482
     Investment securities purchased.................................................................              497,256
   Accrued expenses..................................................................................              268,039
                                                                                                           ----------------
          Total liabilities..........................................................................              766,777
                                                                                                           ---------------

NET ASSETS ..........................................................................................      $   357,737,366
                                                                                                           ===============

SHARES OUTSTANDING (NOTE 4)..........................................................................           39,110,070
                                                                                                           ===============

NET ASSET VALUE, offering and
     redemption price per share (Net Assets / Shares Outstanding)....................................         $       9.15
                                                                                                              ============

NET ASSETS CONSIST OF:
   Par value of shares of capital stock..............................................................      $        39,110
   Additional paid-in capital........................................................................          390,298,147
   Undistributed net investment income...............................................................            1,388,371
   Accumulated net realized loss from investments and foreign currency transactions..................          (30,978,374)
   Net unrealized depreciation on investments........................................................           (3,009,888)
                                                                                                           ---------------
                                                                                                           $   357,737,366
                                                                                                           ===============


* Including a repurchase agreement of $23,778,000 and cost of $360,709,664.








SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
STATEMENT OF OPERATIONS
For the six months ended June 30, 2003 (Unaudited)

================================================================================


INVESTMENT  INCOME:
Income:
   Dividends (Net of foreign withholding taxes of $27,546).......................................      $    2,509,889
   Interest......................................................................................             137,210
                                                                                                       --------------
       Total income..............................................................................           2,647,099
                                                                                                       --------------
Expenses:
   Management fees (Note 2)......................................................................           1,137,405
   Custodian fees................................................................................              51,328
   Transfer agent fees...........................................................................               6,096
   Audit fees....................................................................................               6,000
   Accounting fees (Note 2)......................................................................               3,000
   Legal fees....................................................................................               5,409
   Reports to shareholders.......................................................................              18,819
   Directors' fees and expenses..................................................................              26,294
   Registration and filing fees..................................................................               2,734
   Miscellaneous.................................................................................               1,710
                                                                                                       --------------
       Total expenses............................................................................           1,258,795
       Expenses paid indirectly (Note 5).........................................................                 (67)
                                                                                                       --------------
       Net expenses..............................................................................           1,258,728
                                                                                                       --------------
          Net investment income..................................................................           1,388,371
                                                                                                       --------------

REALIZED  AND  UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) from:
       Investment transactions...................................................................          (3,996,035)
       Foreign currency  transactions............................................................                  73
   Net decrease in unrealized depreciation of investments.......................................           38,350,948
                                                                                                       --------------
       Net realized and unrealized gain on investments and foreign currency......................          34,354,986
                                                                                                       --------------
          Net increase in net assets resulting from operations...................................      $   35,743,357
                                                                                                       ==============











SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                           SIX MONTHS ENDED           YEAR ENDED
                                                                            JUNE 30, 2003             DECEMBER 31,
                                                                            (UNAUDITED)                  2002
                                                                            -----------                  -----
OPERATIONS:
    Net investment income..............................................   $      1,388,371        $      1,990,225
    Net realized loss from investment and foreign currency
      transactions.....................................................         (3,995,962)            (19,267,559)
    Net change in unrealized appreciation (depreciation) of investments         38,350,948             (34,278,032)
                                                                          ----------------        ----------------
    Net increase (decrease) in net assets resulting from operations....         35,743,357             (51,555,366)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS  FROM:
    Net investment income..............................................              -                  (1,990,246)
    Return of capital..................................................              -                    (231,807)

CAPITAL SHARE TRANSACTIONS (NOTE 4)....................................         38,954,829              57,858,147
                                                                          ----------------        ----------------

Total increase in net assets...........................................         74,698,186               4,080,728

NET ASSETS:
    Beginning of period................................................        283,039,180             278,958,452
                                                                          ----------------        ----------------
    End of period (including undistributed net investment income of
       $1,388,371 in 2003).............................................   $    357,737,366        $    283,039,180
                                                                          ================        ================









SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

    Davis Value Portfolio is a diversified, professionally managed stock-oriented fund.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

    Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2003 (Unaudited)
===============================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

E. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At June 30, 2003 the Fund had available for federal income tax purposes unused capital loss carryovers of $6,568,000 and $19,386,000, which expire in 2009 and 2010, respectively.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

DAVIS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2003 (Unaudited)
===============================================================================

NOTE 2 - INVESTMENT ADVISORY FEES

    Advisory fees are paid to Davis Advisors (the "Adviser") at an annual rate of 0.75% of the average annual net assets.

    State Street Bank and Trust Company ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2003 was $27. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2003 amounted to $3,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

    Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2003 were $50,505,161 and $6,347,605, respectively.

NOTE 4 - CAPITAL STOCK

    At June 30, 2003, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

                                                                SIX MONTHS ENDED
                                                                  JUNE 30, 2003                    YEAR ENDED
                                                                  (UNAUDITED)                   DECEMBER 31, 2002
                                                                 ---------------                ------------------

Shares sold...............................................              6,274,556                 11,607,393
Shares issued in reinvestment of distributions............                -                          271,582
                                                                 ----------------               ------------
                                                                        6,274,556                 11,878,975
Shares redeemed...........................................             (1,673,799)                (5,621,026)
                                                                 ----------------               -------------
      Net increase........................................              4,600,757                  6,257,949
                                                                 ================               ============

Proceeds from shares sold.................................       $     52,620,471               $104,119,645
Proceeds from shares issued in
    reinvestment of distributions.........................                -                        2,222,053
                                                                 ----------------               ------------
                                                                       52,620,471                106,341,698
Cost of shares redeemed...................................            (13,665,642)               (48,483,551)
                                                                 ----------------               ------------
      Net increase........................................       $     38,954,829               $ 57,858,147
                                                                 ================               ============

NOTE 5 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $67 for the six months ended June 30, 2003.

DAVIS VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:


                                                                                                      JULY 1, 1999
                                            SIX MONTHS                                                (COMMENCEMENT
                                               ENDED             YEAR ENDED DECEMBER 31,             OF OPERATIONS)
                                           JUNE 30, 2003 -------------------------------------           THROUGH
                                            (UNAUDITED)      2002         2001         2000         DECEMBER 31, 1999
                                            -----------      ----         ----         ----         -----------------
Net Asset Value, Beginning of Period....   $     8.20    $     9.87    $    11.06   $    10.25        $    10.00
                                           ----------    ----------    ----------   ----------        ----------

Income (Loss) From Investment Operations
 Net Investment Income..................         0.04          0.06          0.04         0.03              0.01
 Net Realized and Unrealized
    Gains (Losses)......................         0.91         (1.66)        (1.19)        0.92              0.25
                                           ----------    ----------    ----------   ----------        ----------
    Total From Investment Operations....         0.95         (1.60)        (1.15)        0.95              0.26

Dividends and  Distributions
 Dividends from Net Investment Income...         -            (0.06)        (0.04)       (0.03)            (0.01)
 Return of Capital......................         -            (0.01)           (3)          (3)               (3)
 Distributions from Realized Gains......         -             -              -          (0.11)               -
                                           ----------    ----------    ----------   ----------        -----------
    Total Dividends and Distributions...         -            (0.07)        (0.04)       (0.14)            (0.01)
                                           ----------    ----------    ----------   ----------        -----------

Net Asset Value, End of Period..........   $     9.15    $     8.20    $     9.87   $    11.06        $    10.25
                                           ==========    ==========    ==========   ==========        ==========

Total Return(1).........................       11.59%      (16.26)%        (10.39)%       9.30%             2.64%


Ratios/Supplemental Data
Net Assets, End of Period (000 omitted).     $357,737      $283,039      $278,958     $120,209        $   12,668
Ratio of Expenses to Average Net Assets.        0.83%*         0.83%         0.87%       1.00%(4)           1.00%*(4)
Ratio of Net Investment Income to
    Average Net Assets..................        0.92%*         0.70%         0.55%       0.73%              0.43%*
Portfolio Turnover Rate(2)..............           2%            24%           18%         10%                 5%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.


(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.01% and 2.29% for 2000 and 1999, respectively.


*   Annualized

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
===============================================================================


                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

                                                                                 NUMBER OF
                                    TERM OF                                      PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                     FUND COMPLEX
                   POSITION(S)HELD  LENGTH OF      OCCUPATION(S) DURING          OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       WITH FUND        TIME SERVED    PAST FIVE YEARS               DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ----------------------------  ---------------- -------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President of Bass &                 11         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                     11         Director, Mid-Atlantic Realty
(born 9/9/42)                       since 1986     Officer, World Total                           Trust (real estate investment
                                                   Return Fund, LLP; Of                           trust), Legg Mason Trust
                                                   Counsel to Gordon,                             (asset management company)
                                                   Feinblatt, Rothman,                            and Rodney Trust Company
                                                   Hoffberger and                                 (Delaware); Trustee, College
                                                   Hollander, LLC (law                            of Notre Dame of Maryland,
                                                   firm).                                         McDonogh School and other
                                                                                                  public charities, private
                                                                                                  foundations and businesses.

JERRY D. GEIST     Director         director       Chairman, Santa Fe                  11         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                             (engineering); Member,
                                                   (energy project                                Investment Committee for
                                                   development); Retired                          Microgeneration Technology
                                                   Chairman and                                   Fund, UTECH Funds.
                                                   President, Public
                                                   Service Company of New
                                                   Mexico.

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================


                              DIRECTORS - CONTINUED

                                                                                 NUMBER OF
                                    TERM OF                                      PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                     FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING          OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS               DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ----------------------------- ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                       11         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                               (semi-conductor
                                                   (semi-conductor                                manufacturer), Cirrus Logic
                                                   manufacturer).                                 Corp. (semi-conductor
                                                                                                  manufacturer), Alliance
                                                                                                  Technology Fund (a mutual
                                                                                                  fund), Micro Component
                                                                                                  Technology, Inc.
                                                                                                  (micro-circuit handling and
                                                                                                  testing equipment
                                                                                                  manufacturer), Novellus
                                                                                                  Systems, Inc. (semi-conductor
                                                                                                  manufacturer) and
                                                                                                  LogicVision, Inc.
                                                                                                  (semi-conductor software
                                                                                                  company).

G. BERNARD         Director         director       Managing General                    11         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad                 11         none
MORGENTHAU                          since 2002     Capital Management (an
(born 3/22/57)                                     investment management
                                                   firm) since June 2002;
                                                   President of Asset Management
                                                   Group of Bank of America (an
                                                   investment management firm)
                                                   from 2001 until 2002; prior
                                                   to that a managing director
                                                   and global head of marketing
                                                   and distribution for Lazard
                                                   Asset Management (an
                                                   investment management firm)
                                                   for ten years.


THEODORE B.        Director         director       Chairman, of John                   11         Mayor of the Incorporated
SMITH, JR.                          since 2001     Hassall, Inc.                                  Village of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman of Cantrock
                                                   Realty.

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of             11         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 15         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of four
                                                   Financial Officer of                      portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative Officer                    Iron Company, N.V.
                                                   of Crate & Barrel                         (industrial construction and
                                                   (home furnishings                         engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         11         Director of the Van Eck/Chubb
(born 8/16/35)     Chairman         since 1994     Equity Research,                          Funds six portfolios, (mutual
                                                   Chairman of U.S.                          fund).
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers,
                                                   L.P.

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


                              DIRECTORS - CONTINUED

                                                                                NUMBER OF
                                    TERM OF                                     PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                    FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING         OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS              DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ---------------------------- ---------------- -------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice                  15         Director of the Selected
(born 6/25/63)                      since 1997     President of each                             Funds (consisting of four
                                                   Davis Fund and                                portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                    15         Director of the Selected
DAVIS                               since 1997     Officer, President or                         Funds (consisting of four
(born 7/13/65)                                     Vice President of each                        portfolios) since 1998.
                                                   Davis Fund and Selected Fund;
                                                   Chairman and Chief Executive
                                                   Officer, Davis Selected
                                                   Advisers, L.P., and also
                                                   serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                              DAVIS VALUE PORTFOLIO
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706

================================================================================

   DIRECTORS                              OFFICERS
   Wesley E. Bass, Jr.                    Jeremy H. Biggs
   Jeremy H. Biggs                            Chairman
   Marc P. Blum                           Christopher C. Davis
   Andrew  A. Davis                           President
   Christopher C. Davis                   Andrew A. Davis
   Jerry D. Geist                             Vice President
   D. James Guzy                          Kenneth C. Eich
   G. Bernard Hamilton                        Executive Vice President &
   Robert P. Morgenthau                       Principal Executive Officer
   Theodore B. Smith, Jr.                 Sharra L. Reed
   Christian R. Sonne                         Vice President, Treasurer
   Marsha Williams                            & Principal Accounting Officer
                                          Thomas D. Tays
                                              Vice President & Secretary

INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
D'Ancona & Pflaum LLC
111 E. Wacker Drive, Suite 2800
Chicago, Illinois 60601-4205

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================

FOR MORE INFORMATION ABOUT THE DAVIS VALUE PORTFOLIO, INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-2279 OR ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM OR ON THE SEC WEBSITE AT WWW.SEC.GOV.

================================================================================

                                                    [GRAPHIC OMITTED]

                                                       DAVIS ADVISORS
                                                       2949 EAST ELVIRA ROAD
                                                       SUITE 101
                                                       TUCSON, AZ 85706
                                                       1-800-279-0279
                                                       WWW.DAVISFUNDS.COM


[DAVIS FUNDS LOGO]


Item 2.  Code of Ethics - Not Required

Item 3.  Audit Committee Financial Expert - Not Required

Item 4.  Principal Accountant Fees and Services - Not Required

Item 5.  Audit Committee of Listed Registrants - Not Required

Item 6.  Reserved

Item 7. Disclosure of Proxy Voting Polices and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8.  Reserved

Item 9.  Controls and Procedures

	 (a) The registrant's principal executive officer and principal financial have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 10. Exhibits

	 (a) Code of Ethics - Not Required
	 (b) Sections 302 and 906 certifications of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on it behalf by the undersigned, thereunto duly authorized.

DAVIS VALUE PORTFOLIO

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  August 25, 2003

By /s/ Sharra L. Reed
   Sharra L. Reed
   Principal Financial officer

Date:  August 25, 2003